Goodwill (Tables)	12 Months Ended
Dec. 31, 2022
Text block [abstract]
Summary of Goodwill
For the year ended December
 31, 2020

	Cost	Accumulated impairment	Carrying amount
	NT$	NT$	NT$

Balance at January 1, 2020	$52,612,549	$2,414,113	$50,198,436
Acquisition through business combinations (Note 29)	2,567,842	—	2,567,842
Effect of foreign currency exchange differences	(57,225)	—	(57,225)

Balance at December 31, 2020	$55,123,166	$2,414,113	$52,709,053

For the year ended December
 31, 2021

	Cost	Accumulated impairment	Carrying amount
	NT$	NT$	NT$

Balance at January 1, 2021	$55,123,166	$2,414,113	$52,709,053
Disposal of subsidiaries (Note 30)	(310,711)	—	(310,711)
Effect of foreign currency exchange differences	(325,929)	—	(325,929)

Balance at December 31 , 2021	$54,486,526	$2,414,113	$52,072,413

For the year ended December
 31, 2022

	Cost	Accumulated impairment	Carrying amount
	NT$	NT$	NT$

Balance at January 1, 2022	$54,486,526	$2,414,113	$52,072,413
Effect of foreign currency exchange differences	240,986	—	240,986

Balance at December 31, 2022	$54,727,512	$2,414,113	$52,313,399

	Cost	Accumulated Impairment	Carrying Amount
	US$ (Note 4)	US$ (Note 4)	US$ (Note 4)

Balance at January 1, 2022	$1,773,073	$78,559	$1,694,514
Effect of foreign currency exchange differences	7,842	—	7,842

Balance at December 31, 2022	$1,780,915	$78,559	$1,702,356

Summary of Carrying Amounts of Goodwill Allocated to Cash-generating Units

	December 31
	2021	2022
Cash-generating units	NT$	NT$	US$ (Note 4)

Packaging segment	$35,412,424	$35,427,102	$1,152,851
Testing segment	13,304,040	13,414,275	436,521
EMS segment	3,207,848	3,323,920	108,165
Others	148,101	148,101	4,819

	$52,072,413	$52,313,399	$1,702,356